GENERAL - Narrative (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2017 USD ($) shares	Apr. 30, 2011 USD ($)	Dec. 31, 2016 USD ($) storage_unit carrier	Apr. 24, 2017 USD ($)	Feb. 15, 2017 USD ($)	Dec. 31, 2015
Ownership interests:
Negative working capital			$ 39,500,000
Proceeds from public offering		$ 310,500,000
Mark-to-market valuations of swap derivatives			6,100,000
Deferred drydocking and operating cost revenue related to charter hire			13,600,000
Cross Currency Interest Rate Swap
Ownership interests:
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds			$ 81,500,000
Subsequent Event
Ownership interests:
General partner units sold in underwritten public offering (in shares) | shares	94,714
Proceeds from public offering	$ 119,400,000
Undrawn balance available				$ 150,000,000
Subsequent Event | Common Stock | Public Stock Offering
Ownership interests:
Common units sold in underwritten public offering (in shares) | shares	5,175,000
FSRUs
Ownership interests:
Number of vessels in original partnership interest | storage_unit			6
LNG Carriers
Ownership interests:
Number of vessels in original partnership interest | carrier			4
2017 Norwegian Bonds | Subsequent Event
Ownership interests:
Face amount of debt instrument	$ 250,000,000.0				$ 250,000,000
Golar
Ownership interests:
Ownership interest			33.90%			30.60%
Golar GP LLC
Ownership interests:
General Partners ownership interest			2.00%
Golar GP LLC | Incentive Distribution Rights
Ownership interests:
Ownership of incentive distribution rights (IDRs)			100.00%